GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
DECEMBER 31, 2000

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
DECEMBER 31, 2000 (UNAUDITED)

 SHARES    DESCRIPTION                                              VALUE ($)
------------------------------------------------------------------------------
           COMMON STOCKS -- 71.2%
           CONSUMER CYCLICALS -- 10.6%
    1,000  Eastman Kodak Co                                         $   39,374
    1,000  Federated Department Stores Inc*                             35,000
    1,000  Toys R Us Inc*                                               16,688
                                                                    ----------
                                                                        91,062
                                                                    ----------
           CONSUMER STAPLES -- 11.3%
    1,000  Kimberly-Clark Corp                                          70,690
    1,000  R.R. Donnelley and Sons                                      27,000
                                                                    ----------
                                                                        97,690
                                                                    ----------
           ELECTRONIC EQUIPMENT -- 3.9%
    2,500  Lucent Technologies Inc                                      33,750
                                                                    ----------
           ENERGY -- 10.0%
    1,500  Unocal Corp                                                  58,031
    1,000  USX - Marathon Group                                         27,750
                                                                    ----------
                                                                        85,781
                                                                    ----------
           FINANCIALS -- 1.7%
      500  Mack-Cali Realty Corp, REIT                                  14,281
                                                                    ----------
           INSURANCE -- 4.0%
    1,000  Aon Corp                                                     34,250
                                                                    ----------
           OIL AND GAS -- 10.1%
    1,000  Petroleo Brasileiro SA ADR*                                  25,250
    1,000  Texaco Inc                                                   62,125
                                                                    ----------
                                                                        87,375
                                                                    ----------
           TECHNOLOGY -- 7.9%
    1,000  Avnet Inc                                                    21,500
    2,500  Compaq Computer Corp                                         37,625
    1,000  Storage Technology Corp*                                      9,000
                                                                    ----------
                                                                        68,125
                                                                    ----------

              See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
DECEMBER 31, 2000 (UNAUDITED)

 SHARES    DESCRIPTION                                              VALUE ($)
------------------------------------------------------------------------------
           TELECOMMUNICATIONS -- 11.7%
    2,500  Sprint Corp (PCS Group)*                                 $   51,094
    3,500  WorldCom Inc*                                                49,218
                                                                    ----------
                                                                       100,312
                                                                    ----------
           TOTAL COMMON STOCKS (COST $589,765)                         612,626
                                                                    ----------

   PAR
VALUE ($)
---------
           SHORT-TERM INVESTMENTS -- 10.0%
           REPURCHASE AGREEMENTS -- 10.0%
$  42,716  Morgan Stanley & Co. Repurchase Agreement, dated
           12/29/00, due 1/2/01, with a maturity value of $42,740,
           and an effective yield of 5.10%, collateralized by a
           U.S. Treasury Obligation with a rate of 6.375%,
           maturity date of 8/15/02 and a market value, including
           accrued interest, of $52,031.                                42,716
$  42,716  Salomon Smith Barney Inc. Repurchase Agreement, dated
           12/29/00, due 1/2/01, with a maturity value of $42,740,
           and an effective yield of 5.03%, collateralized by a
           U.S. Treasury Obligation with a rate of 5.25%, maturity
           date of 11/15/28 and a market value, including accrued
           interest, of $48,481.                                        42,716
                                                                    ----------
                                                                        85,432
                                                                    ----------
           TOTAL SHORT-TERM INVESTMENTS (COST $85,432)                  85,432
                                                                    ----------
           TOTAL INVESTMENTS -- 81.2%
           (Cost $675,197)                                             698,058

           Other Assets and Liabilities (net) -- 18.8%                 162,014
                                                                    ----------
           TOTAL NET ASSETS -- 100.0%                               $  860,072
                                                                    ==========
           NOTES TO THE SCHEDULE OF INVESTMENTS:

ADR -- American Depositary Receipt

REIT -- Real Estate Investment Trust

*    Non-income producing security.

2             See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $675,197) (Note 1)              $698,058
  Cash                                                         251,254
  Dividends and interest receivable                              1,987
  Receivable for expenses waived or borne by Manager (Note
   2)                                                           15,659
                                                              --------

     Total assets                                              966,958
                                                              --------

LIABILITIES:
  Payable for investments purchased                            102,445
  Payable to affiliate for (Note 2):
    Management fee                                                 439
    Shareholder service fee                                        108
  Accrued expenses                                               3,894
                                                              --------

     Total liabilities                                         106,886
                                                              --------

NET ASSETS                                                    $860,072
                                                              ========

NET ASSETS CONSIST OF:
  Paid-in capital                                             $732,372
  Accumulated undistributed net investment income                1,470
  Accumulated net realized gain                                103,369
  Net unrealized appreciation                                   22,861
                                                              --------
                                                              $860,072
                                                              ========

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                            $860,072
                                                              ========

SHARES OUTSTANDING:
  Class III                                                    116,703
                                                              ========

NET ASSET VALUE PER SHARE:
  Class III                                                   $   7.37
                                                              ========

              See accompanying notes to the financial statements.              3

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF OPERATIONS -- SIX MONTHS ENDED DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                                   $  6,341
  Interest                                                       3,077
                                                              --------

     Total income                                                9,418
                                                              --------
EXPENSES:
  Management fee (Note 2)                                        2,426
  Audit fees                                                    10,100
  Legal fees                                                     3,655
  Custodian and transfer agent fees                              1,581
  Trustees fees (Note 2)                                             3
  Miscellaneous                                                  4,144
  Fees waived or borne by Manager (Note 2)                     (19,483)
                                                              --------
                                                                 2,426

  Shareholder service fee (Note 2)
    Class III                                                      607
                                                              --------
    Net expenses                                                 3,033
                                                              --------

       Net investment income                                     6,385
                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                             111,855

  Change in net unrealized appreciation (depreciation) on
   investments                                                  (1,204)
                                                              --------

  Net realized and unrealized gain                             110,651
                                                              --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $117,036
                                                              ========

4             See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD
                                                    SIX MONTHS ENDED   MARCH 1, 2000
                                                    DECEMBER 31, 2000     THROUGH         YEAR ENDED
                                                       (UNAUDITED)     JUNE 30, 2000*  FEBRUARY 29, 2000
                                                    -----------------  --------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                 $   6,385         $  3,325       $    523,459
  Net realized gain                                       111,855          115,425         21,350,475
  Change in net unrealized appreciation
   (depreciation)                                          (1,204)          76,288        (11,812,228)
                                                        ---------         --------       ------------
  Net increase in net assets from operations              117,036          195,038         10,061,706
                                                        ---------         --------       ------------

Distributions to shareholders from:
  Net investment income
    Class III                                              (4,915)              --           (703,229)
                                                        ---------         --------       ------------
    Total distributions from net investment income         (4,915)              --           (703,229)
                                                        ---------         --------       ------------
  In excess of net investment income
    Class III                                                  --               --            (72,555)
                                                        ---------         --------       ------------
    Total distributions in excess of net
      investment income                                        --               --            (72,555)
                                                        ---------         --------       ------------
  Net realized gains
    Class III                                            (248,324)              --         (4,135,387)
                                                        ---------         --------       ------------
    Total distributions from net realized gains          (248,324)              --         (4,135,387)
                                                        ---------         --------       ------------

                                                         (253,239)              --         (4,911,171)
                                                        ---------         --------       ------------
  Net share transactions: (Note 5)
    Class III                                             250,748               --        (86,661,873)
                                                        ---------         --------       ------------
  Increase (decrease) in net assets resulting from
   net share transactions                                 250,748               --        (86,661,873)
                                                        ---------         --------       ------------

    Total increase (decrease) in net assets               114,545          195,038        (81,511,338)

NET ASSETS:
  Beginning of period                                     745,527          550,489         82,061,827
                                                        ---------         --------       ------------

  End of period (including undistributed net
   investment income of $1,470 and $0, and
   distributions in excess of net investment
   income of $239,226, respectively)                    $ 860,072         $745,527       $    550,489
                                                        =========         ========       ============

              See accompanying notes to the financial statements.              5

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                      SIX MONTHS
                        ENDED         FOR THE PERIOD
                     DECEMBER 31,     MARCH 1, 2000                 YEAR ENDED FEBRUARY 28/29,
                         2000            THROUGH          -----------------------------------------------
                     (UNAUDITED)      JUNE 30, 2000*         2000             1999              1998
                     ------------     --------------      ----------      ------------      -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD  $     9.11        $     6.73        $     7.07      $      11.92      $       16.33
                      ----------        ----------        ----------      ------------      -------------

Income from
  investment
  operations:
  Net investment
    income                  0.07              0.04+             0.13+             0.18               0.35
  Net realized and
    unrealized gain         1.27              2.34              1.92              0.19               3.90
                      ----------        ----------        ----------      ------------      -------------

        Total from
          investment
          operations        1.34              2.38              2.05              0.37               4.25
                      ----------        ----------        ----------      ------------      -------------

Less distributions
  to shareholders:
  From net
    investment
    income                 (0.06)               --             (1.35)            (0.20)             (0.38)
  In excess of net
    investment
    income                    --                --             (0.14)               --                 --
  From net realized
    gains                  (3.02)               --             (0.90)            (5.02)             (8.28)
                      ----------        ----------        ----------      ------------      -------------

        Total
       distributions       (3.08)               --             (2.39)             5.22              (8.66)
                      ----------        ----------        ----------      ------------      -------------
NET ASSET VALUE, END
 OF PERIOD            $     7.37        $     9.11        $     6.73      $       7.07      $       11.92
                      ==========        ==========        ==========      ============      =============

TOTAL RETURN               15.72%**          35.36%**(a)       33.16%(a)          2.30%(a)          30.43%(a)

RATIOS/SUPPLEMENTAL
 DATA:
  Net assets, end of
    period (000's)    $      860        $      746        $      550           $82,062           $127,036
  Net expenses to
    average daily
    net assets              0.75%***          0.75%***          0.75%             0.75%              0.75%
  Net investment
    income to
    average daily
    net assets              1.58%***          1.43%***          1.72%             1.67%              1.84%
  Portfolio turnover
    rate                     138%              388%               54%               34%                21%
  Fees and expenses
    voluntarily
    waived or borne
    by the Manager
    consisted of the
    following per
    share amounts:    $     0.22        $     0.10        $     0.01      $       0.02      $        0.04


                         YEAR ENDED FEBRUARY 28/29,
                      --------------------------------
                          1997               1996
                      -------------      -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD  $       15.04      $       12.54
                      -------------      -------------
Income from
  investment
  operations:
  Net investment
    income                     0.33               0.37
  Net realized and
    unrealized gain            2.53               3.26
                      -------------      -------------
        Total from
          investment
          operations           2.86               3.63
                      -------------      -------------
Less distributions
  to shareholders:
  From net
    investment
    income                    (0.32)             (0.37)
  In excess of net
    investment
    income                       --                 --
  From net realized
    gains                     (1.25)             (0.76)
                      -------------      -------------
        Total
       distributions          (1.57)             (1.13)
                      -------------      -------------
NET ASSET VALUE, END
 OF PERIOD            $       16.33      $       15.04
                      =============      =============
TOTAL RETURN                  20.03%(a)          29.95%(a)
RATIOS/SUPPLEMENTAL
 DATA:
  Net assets, end of
    period (000's)         $232,583           $212,428
  Net expenses to
    average daily
    net assets                 0.75%              0.75%
  Net investment
    income to
    average daily
    net assets                 2.15%              2.61%
  Portfolio turnover
    rate                         25%                34%
  Fees and expenses
    voluntarily
    waived or borne
    by the Manager
    consisted of the
    following per
    share amounts:    $        0.02      $        0.01

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Change in fiscal year end. See Note 1.
**   Not annualized.
***  Annualized.

6             See accompanying notes to the financial statements.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     GMO Fundamental Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term capital growth primarily through investment in stocks of approximately 20-30 companies. The Fund's benchmark is the S&P 500 Index.

     The Fund's year end has been changed from February 28 to June 30.

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last sale price on each business day, or if there is no such reported sale, at the most recent bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     SECURITY LENDING
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
     with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At December 31, 2000, the Fund had no securities on loan.

     TAXES
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     DISTRIBUTIONS TO SHAREHOLDERS
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of .60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
     service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has entered into a binding agreement effective until October 31, 2001 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees, interest expense and extraordinary expenses) exceed the management fee.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees for the six months ended December 31, 2000 was $3. No remuneration is paid to any trustee or officer who is affiliated with the Manager.

3.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended December 31, 2000, aggregated $963,844 and $1,177,782, respectively.

     At December 31, 2000, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         Gross Unrealized  Gross Unrealized  Net Unrealized
         Aggregate Cost    Appreciation      Depreciation     Appreciation
         --------------  ----------------  ----------------  --------------
            $675,197         $60,112           $(37,251)        $22,861

4.   PRINCIPAL SHAREHOLDERS

     At December 31, 2000, 100% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder could have a material effect.

GMO FUNDAMENTAL VALUE FUND
(A SERIES OF GMO TRUST)
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                        For the period
                                                   Six Months Ended      March 1, 2000
                                                     December 31,           through                  Year Ended
                                                         2000           June 30, 2000*           February 29, 2000
                                                   ----------------  ---------------------  ----------------------------
                                                   Shares   Amount    Shares      Amount       Shares         Amount
                                                   ------  --------  ---------  ----------  -------------  -------------
         Class III:
         Shares sold                                   --  $     --        --   $      --         81,855   $    500,376
         Shares issued to shareholders in
           reinvestment of distributions           34,848   250,748        --          --        597,068      4,179,059
         Shares repurchased                            --        --        --          --    (12,211,324)   (91,341,308)
                                                   ------  --------  ---------  ----------   -----------   ------------
         Net increase (decrease)                   34,848  $250,748        --   $      --    (11,532,401)  $(86,661,873)
                                                   ======  ========  =========  ==========   ===========   ============

         *    Change in fiscal year end. See Note 1.

6.   OTHER

     On December 11, 2000, the Trustees approved a plan of liquidation.

10